Employee benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee benefits
25.	Employee benefits

	2019	2018	2017
Wages and salaries	348,731	242,147	146,153
Social security costs	117,604	70,988	36,577
Profit sharing and annual bonuses	45,596	47,262	15,235
Share-based payments	64,509	60,843	138,937

	576,440	421,240	336,902

The Group provides a standard benefit package to all employees, consisting primarily of health care plans, group life insurance, meal and food vouchers and transportation vouchers. The commission paid to salespeople are included in Wages and salaries.